INCOME TAXES (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Notes to Financial Statements [Abstract]
United States	$ 8,983	$ 8,368	$ 8,409
International	6,206	6,679	6,004
EARNINGS FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	$ 15,189	$ 15,047	$ 14,413